NET REVENUES - Disaggregation of revenues (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Disaggregation of revenues
Net revenues	¥ 12,556,023	$ 1,795,488	¥ 14,401,249	¥ 14,948,129
Product Revenues
Disaggregation of revenues
Net revenues	12,470,647		14,294,740	14,841,910
B2C segment
Disaggregation of revenues
Net revenues	223,217		261,197	357,975
B2B segment
Disaggregation of revenues
Net revenues	12,247,430		14,033,543	14,483,935
Service Revenues
Disaggregation of revenues
Net revenues	85,376		106,509	106,219
MP Service
Disaggregation of revenues
Net revenues	56,749		65,536	70,271
Other Services
Disaggregation of revenues
Net revenues	¥ 28,627		¥ 40,973	¥ 35,948